Related Parties (Tables)	12 Months Ended
Dec. 31, 2011
Related Parties [Abstract]
Schedule Of Transactions With Directors

Non-Executive Directors' Terms of Appointment

Period	Three-year term which can be extended by mutual consent, contingent on satisfactory performance and re-election at the Annual General Meeting (AGM).
Termination	By the director or the Company at each party's discretion without compensation.
Fees	Board Membership Fees
	Chairman's Fee	$150,000	(1)
	Director's Fee	$55,000	(2)

	Additional Board/Committee Fees
	Lead Independent Director's Fee	$20,000
	Audit Committee Chairman's Fee	$25,000	(3)
	Audit Committee Member's Fee	$15,000
	Other Committee Chairman's Fee	$20,000	(3)
	Other Committee Member's Fee	$12,500
Equity

Non-executive directors are entitled to be considered for an annual equity award, based on the recommendation of the Leadership, Development and Compensation Committee (LDCC) and supported by the advice of the LDCC's compensation consultants. Such equity awards are normally granted in February of each year and are currently made in the form of RSUs. The awards made in February 2012 had the following grant date fair values:

	Chairman	$400,000	(1)
	Other non-executive directors	$200,000	(2)
Expenses	Reimbursement of travel and other expenses reasonably incurred in the performance of their duties.
Time commitment	Five scheduled in-person board meetings, the AGM and relevant committee meetings depending upon board/committee requirements and general corporate activity.

Non-executive board members are also expected to be available for a number of unscheduled board and committee meetings, where applicable, as well as to devote appropriate preparation time ahead of each meeting.

Confidentiality	Information acquired by each director in carrying out their duties is deemed confidential and cannot be publicly released without prior clearance from the chairman of the board.

(1)

The chairman's compensation for 2012 consists of a fee of $150,000 (2011: $250,000) and RSUs with a grant date fair value of $400,000 (2011: $200,000), amounting to a total value of $550,000 in 2012 (2011:$450,000). The chairman does not receive additional compensation for sitting on board committees.

(2)

Non-executive directors can elect to receive their fee payments in the form of RSUs, which will vest on the earlier of 90 days after their retirement from the Board or 10 years. In 2011, Dr. Ekman, Mr. McGowan and Mr. McLaughlin elected to receive their fee payments in the form of RSUs.

(3)	Inclusive of committee membership fee.